Future Minimum Rental Commitments for Noncancelable Leases (Detail) (Noncancelable Lease, JPY ¥) In Millions	Mar. 31, 2011
Noncancelable Lease
Capitalized leases
2012	¥ 6,388
2013	5,045
2014	3,771
2015	2,842
2016	2,275
2017 and thereafter	5,134
Total minimum lease payments	25,455
Amount representing interest	1,661
Present value of minimum lease payments	23,794
Operating leases
2012	35,373
2013	29,570
2014	27,003
2015	9,669
2016	6,253
2017 and thereafter	17,533
Total minimum lease payments	¥ 125,401